33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 10) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	R$ 18,764	R$ (18,120)
Net assets (liabilities) exposed	(922)	(712)
Interest Rate Risk [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	4,347	4,594
Net assets (liabilities) exposed	(5,846)	(4,821)
Net effect of variation in IPCA and IGP-M indices	(1,499)	(227)
IGPM [Member] | Interest Rate Risk [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	115	246
I- G- P- M- Index [Member] | Interest Rate Risk [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		247
Transmission Indemnity Receivable [Member] | Interest Rate Risk [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	2,468	1,296
Concession Grant Fee [Member] | Interest Rate Risk [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	1,281	2,409
Infrastructure -Distribution [Member] | Interest Rate Risk [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	483	396
Debt Agreed With Pension Fund [Member] | Interest Rate Risk [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(566)	(652)
Forluz Deficit Of Pension Plan [Member] | Interest Rate Risk [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(550)	(378)
Loans, Financings and Debentures [Member] | Interest Rate Risk [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	R$ (4,730)	R$ (3,791)